Accounting policies and determination criteria (Details) - Derivatives [member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	R$ 42,380,547	R$ 30,038,424
Financial assets offset in the balance sheet	(2,174,248)	(743,702)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	40,206,299	29,294,722
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	41,584,522	25,684,129
Financial liabilities offset in the balance sheet	(2,174,248)	(743,702)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	R$ 39,410,274	R$ 24,940,427